SCHNEIDER VALUE FUND
SCHNEIDER VALUE FUND
Investment Goal

The Schneider Value Fund (the "Fund") seeks long-term capital growth by investing primarily in common stocks of companies that have a market capitalization of $1 billion or greater and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHNEIDER VALUE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SCHNEIDER VALUE FUND
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.85%
Total Annual Fund Operating Expenses		1.55%
Less Fee Waivers and Expense Reimbursements	[1]	(0.65%)
Net Expenses		0.90%
[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.90%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.90%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SCHNEIDER VALUE FUND	92	426	783	1,790

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.08% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 65% of the Fund's net assets (including borrowings for investment purposes) will be invested in companies with capitalizations, of at least $1 billion or greater. The Adviser examines various factors in determining the value characteristics of such companies including price-to-book value ratios and price-to-earnings ratios. The Fund invests primarily in common stock of companies the Adviser believes are undervalued. The fund may invest in convertible securities without regard to their credit ratings. The Fund may also invest up to 20% of the value of its net assets in securities of foreign issuers, including American Depositary Receipts ("ADRs").

Principal Risks

■  The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision.

■  Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

■  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

Risk/Return Information

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.schneidercap.com or 1-888-520-3277.

Total Returns for the Calendar Years Ended December 31

[1]  During the nine months ended September 30, 2013, the Fund received two favorable class action settlements from companies it no longer owns. These settlements had a material impact on the investment performance of the Fund in 2013.

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 27.80% (Qtr. ended September 30, 2009)

Worst Quarter: (29.81)% (Qtr. ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013: 24.24%[1]

Average Annual Total Returns
Average Annual Total Returns (for the Periods Ended December 31, 2012)

The table below compares the Fund's average annual total returns for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
SCHNEIDER VALUE FUND		15.72%	(6.78%)	5.93%	6.99%
SCHNEIDER VALUE FUND After Taxes on Distributions	[1]	15.29%	(7.38%)	4.83%	5.90%
SCHNEIDER VALUE FUND After Taxes on Distributions and Sale of Fund Shares		10.21%	(6.00%)	4.72%	5.68%
SCHNEIDER VALUE FUND Russell 1000 Value Index (reflects no deductions of fees, expenses and taxes)		17.51%	0.59%	7.38%	8.12%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.